Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details)	6 Months Ended
Jun. 30, 2026
Schedule of Fair Value of Options Granted [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	100.00%
Expected life of options (years)	10 years
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate (%)	1.54%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate (%)	1.66%